Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan		$ 1	$ 1
Pension plan average pensionable earnings		3 years
New pension plan average pensionable earnings		5 years
Annual pension plan contributions		$ 61	75
Estimated annual pension plan contributions for 2020		66
Estimated annual pension plan contributions for 2021		65
Estimated annual pension plan contributions for 2022		64
Estimated annual pension plan contributions for 2023		64
Estimated annual pension plan contributions for 2024		64
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		21	18
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		504	546
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value		742	299	$ 1,400
Gain (loss) on derivative. net		$ (1)	$ (7)
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		96.00%	101.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		87.00%	93.00%